Restricted cash and other non-current assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Restricted cash
Lease deposits and guarantees	€ 50	€ 50
Other	2	1
Other non-current assets	16	24
Total	€ 68	€ 75